MORGAN GRENFELL INVESTMENT TRUST
INSTITUTIONAL AND SERVICE SHARES
Fixed Income Fund, Short-Term Fixed Income Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, Total Return Bond Fund, High Yield Bond Fund, Smaller Companies Fund, Microcap Fund, Large Cap Growth Fund

SUPPLEMENT DATED DECEMBER 17, 1999 (REPLACING SUPPLEMENT DATED OCTOBER 20, 1999) TO PROSPECTUSES DATED MARCH 1, 1999

THE FOLLOWING REVISES MORGAN GRENFELL INVESTMENT TRUST'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING APPLICATIONS:

Morgan Grenfell Investment Trust
P.O. Box 219165
Kansas City, MO  64121

The address for overnight mail, as stated in the prospectus, remains the same.

THE FOLLOWING REVISES THE DESCRIPTION OF THE INVESTMENT ADVISER AND SUBADVISER IN THE FUNDS' PROSPECTUSES:

The investment adviser to the Funds, Morgan Grenfell Inc., changed its name to Deutsche Asset Management Inc. effective October 5, 1999. Also effective October 5, 1999, the subadviser to the Total Return Bond Fund, Morgan Grenfell Investment Services Limited, changed its name to Deutsche Asset Management Investment Services Limited. All other information disclosed in the prospectus concerning the investment adviser and subadviser remains the same.

THE FOLLOWING APPLIES TO THE MORGAN GRENFELL HIGH YIELD BOND FUND:

THE FOLLOWING REVISES THE "PRINCIPAL HOLDINGS" SECTION:

The fund may invest up to 10% of its assets in non-U.S. dollar-denominated foreign securities.

THE FOLLOWING REVISES THE "FOREIGN RISKS" DISCUSSION UNDER "INVESTMENT RISKS":

The fund is subject to the additional risks of foreign investing.


THE FOLLOWING APPLIES TO THE MORGAN GRENFELL SMALLER COMPANIES FUND (THE "SMALLER COMPANIES FUND"):

On August 19, 1999, the Board of Trustees voted to recommend the reorganization of the Smaller Companies Fund into the BT Small Cap Fund. The Board has determined that this proposal is in the best interests of shareholders. The Smaller Companies Fund and the BT Small Cap Fund currently have the same investment management teams.

The merger requires the approval of the Smaller Companies Fund's shareholders. A Special Meeting of Shareholders will be held for this purpose. A proxy statement describing the proposed reorganization will be sent to shareholders of the Smaller Companies Fund before the Special Meeting of Shareholders. Management currently anticipates that the shareholder meeting will take place in the first quarter of 2000.

If shareholders approve the merger, shares of the Smaller Companies Fund will be converted to shares of the BT Small Cap Fund. The BT Small Cap Fund has a master-feeder structure, which differs from the stand-alone structure of the Smaller Companies Fund. A full description of the BT Small Cap Fund's master-feeder structure will be included in the proxy statement mailed to shareholders. It is intended that the transfer of shares from the Smaller Companies Fund to the BT Small Cap Fund will not be a taxable transaction for shareholders.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MG-F-01-1099-02

MORGAN GRENFELL INVESTMENT TRUST
Fixed Income Fund, Short-Term Fixed Income Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, Total Return Bond Fund, High Yield Bond Fund, Smaller Companies Fund, Microcap Fund, Large Cap Growth Fund

SUPPLEMENT DATED DECEMBER 17, 1999 (REPLACING SUPPLEMENT DATED NOVEMBER 4, 1999) TO STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MARCH 1, 1999

THE FOLLOWING REVISES DISCLOSURE OF SECTIONS "CURRENCY MANAGEMENT TECHNIQUES" AND "FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS":

The Morgan Grenfell High Yield Bond Fund is added to this discussion.

THE FOLLOWING REPLACES DISCLOSURE RELATING TO THE DISTRIBUTOR IN THE FUNDS' SAI EFFECTIVE NOVEMBER 1, 1999:

THE DISTRIBUTOR
The Trust's distributor is ICC Distributors, Inc., Two Portland Square, Portland, Maine 04101.

THE FOLLOWING REPLACES DISCLOSURE RELATING TO THE TRANSFER AGENT IN THE FUNDS' SAI EFFECTIVE NOVEMBER 23, 1999:

THE TRANSFER AGENT
Investment Company Capital Corp., One South Street, Baltimore, Maryland 21202 ("ICCC"), has been retained to act as transfer and dividend disbursing agent.

THE FOLLOWING REVISES MORGAN GRENFELL INVESTMENT TRUST'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING APPLICATIONS:

Morgan Grenfell Investment Trust
P.O. Box 219165
Kansas City, MO  64121

The address for overnight mail, as stated in the SAI, remains the same.

THE FOLLOWING PARAGRAPH IS HEREBY DELETED FROM THE "TRUSTEES AND OFFICERS" SECTION OF THE FUNDS' SAI:

                                                                                  Principal Occupation During Past Five
Name and Address                          Positions with Trust                    Years
-------------------------------------------------------------------------------------------------------------------------
James E. Minnick (1)(3)*                  President, Chief Executive Officer,     President, Secretary and Treasurer,
885 Third Avenue                          and Trustee                             Morgan Grenfell Inc. ("MG
New York, NY 10022                                                                Inc.")(since 1990).
(age 50)

Patrick W.W. Disney (1)(3)*               Senior Vice President and Trustee       Director, Morgan Grenfell Investment
20 Finsbury Circus                                                                Services Limited



London  EC2M 1NB                                                                  ("MGIS") (since 1988).
ENGLAND
(age 42)


THE FOLLOWING PARAGRAPH IS HEREBY ADDED TO THE "TRUSTEES AND OFFICERS" SECTION
OF THE FUNDS' SAI:
                                                                                  Principal Occupation During Past Five
Name and Address                          Positions with Trust                    Years
----------------------------------------- --------------------------------------- ---------------------------------------
Amy M. Olmert                             Treasurer, Chief Financial Officer      Vice President, Deutsche Asset
One South Street                                                                  Management Inc. (since 1999); Vice
Baltimore, MD  21202                                                              President, BT Alex. Brown Inc.
(age 36)                                                                          (1997-1999); Senior Manager,
                                                                                  PricewaterhouseCoopers LLP,
                                                                                  (1988-1997)
Daniel O. Hirsch                          Secretary                               Principal, Deutsche Asset Management
One South Street                                                                  Inc.(since July 1998); Assistant
Baltimore, MD  21202                                                              General Counsel, Office of the
(age 45)                                                                          General Counsel, United States
                                                                                  Securities and Exchange Commission
                                                                                  (1993-1998).


THE FOLLOWING REVISES THE DESCRIPTION OF THE INVESTMENT ADVISER, ADMINISTRATOR AND SUBADVISER IN THE FUNDS' SAI:

The investment adviser and administrator to the Funds, Morgan Grenfell Inc., changed its name to Deutsche Asset Management Inc. effective October 5, 1999. Also effective October 5, 1999, the subadviser to the Total Return Bond Fund, Morgan Grenfell Investment Services Limited, changed its name to Deutsche Asset Management Investment Services Limited. All other information disclosed in the SAI concerning the investment adviser, administrator and subadviser remains the same.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "INVESTMENT ADVISORY AND OTHER SERVICES - PORTFOLIO MANAGEMENT" SECTION OF THE SAI FOR THE FIXED INCOME FUND, SHORT-TERM FIXED INCOME FUND, TOTAL RETURN BOND FUND AND HIGH YIELD BOND FUND (COLLECTIVELY, THE "FIXED INCOME FUNDS"):

Robert Guzman has joined the investment team for the Fixed Income Funds as a portfolio manager. Mr. Guzman has been in the investment advisory business since 1986 and has managed funds with Bankers Trust Company and the Union Bank of Switzerland.


THE FOLLOWING PARAGRAPH REPLACES IN ITS ENTIRETY THE THIRD PARAGRAPH UNDER "INVESTMENT ADVISORY AND OTHER SERVICES -- PORTFOLIO MANAGEMENT" IN THE SAI FOR THE SMALLER COMPANIES FUND AND MICROCAP FUND: The Smaller Companies Fund and Microcap Fund are each managed by a team of three experienced portfolio managers, Audrey M.T. Jones, John P. Callaghan and Mary P. Dugan. Ms. Jones has served as a member of the Funds' portfolio management team since the Funds' inception, and has been employed by the investment adviser as a portfolio manager since 1986. Mr. Callaghan joined the Funds' portfolio management team (and the investment adviser) in June 1997 and, prior to such time, worked as a portfolio manager for Odyssey Partners and Weiss, Peck & Greer. Ms. Dugan joined the Funds' portfolio management team (and the investment adviser) as a portfolio manager in June 1999 and, prior to such time, worked as a portfolio manager or analyst at Bankers Trust Company and Fred Alger Asset Management.

David A. Baratta, formerly a portfolio manager and officer of the Funds (and the investment adviser), has resigned.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MG-F-02-1199-04